Document and Entity Information	Jul. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2025
Entity File Number	000-50264
Entity Registrant Name	CAMPBELL FUND TRUST
Entity Central Index Key	0001043951
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-6260018
Entity Address, Address Line One	2850 Quarry Lake Drive
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21209
City Area Code	410
Local Phone Number	413-2600
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false